FTVIPT SAI-2

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SUPPLEMENT DATED SEPTEMBER 7, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2010

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Statement of Additional Information (SAI) is amended as follows

1.                  In the section “Management and Other Services,” the sixth paragraph after the table of investment managers of the Funds, with the heading “Sub-advisor,” is deleted.

2.                  The Management fee rates for Templeton Developing Markets Securities Fund (Developing Markets Securities Fund) on page 67, included in the Management fees table is revised to read as follows:

“Developing Markets Securities Fund “
Effective May 1, 2010, the fee rate is as follows:
1.25% of the value of net assets up to and including $500 million,
1.15% of the value of net assets over $3 billion up to and including $4 billion,
1.10% of the value of net assets over $4 billion up to and including $15 billion,
1.05% of the value of net assets over $15 billion up to and including $20 billion,
1.00% of the value of net assets over $20 billion.

3.                  The list “Portfolio Managers” starting on page 69 is amended as follows:

a)                             The listing of Alan Chua is deleted.

b)                             The following is added after the existing table:

For the portfolio managers indicated, the following table lists the number of other accounts each manages and the total assets, if applicable, in the accounts within each category, as of July 31, 2010:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed (x $1 million)¹	Number of Other Pooled Investments Vehicles Managed	Assets of Other Pooled investment Vehicles Managed (x $1 million)	Number of Other Accounts Managed	Assets of Other Accounts Managed (x $1 million)

James Harper	N/A	N/A	N/A	N/A	N/A	N/A
Lisa F. Meyers	9	31,960.6	5	3,351.5	7	1,281.8
Matthew Nagle	4	6,850.0	6	9,087.7	9	1,367.2
Wilson Magee	N/A	N/A	N/A	N/A	N/A	N/A

1.             These figures represent registered investment companies other than the Funds of the Trust.

Please retain this supplement for future reference.